Schedule of Outstanding Stock Options (Details) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total outstanding options	34,310	1,910
August 2015 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise price	$ 9,540.00	$ 9,540.00
Total outstanding options	174	174
Expiration date	Dec. 27, 2025	Dec. 27, 2025
September 2015 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise price	$ 9,540.00	$ 9,540.00
Total outstanding options	36	36
Expiration date	Dec. 27, 2025	Dec. 27, 2025
November 2015 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise price	$ 9,540.00	$ 9,540.00
Total outstanding options	205	205
Expiration date	Dec. 27, 2025	Dec. 27, 2025
December 2015 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise price	$ 9,540.00	$ 9,540.00
Total outstanding options	12	12
Expiration date	Dec. 27, 2025	Dec. 27, 2025
January 2016 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise price	$ 9,540.00	$ 9,540.00
Total outstanding options	213	213
Expiration date	Jan. 09, 2026	Jan. 09, 2026
May 2016 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise price	$ 12,300.00	$ 12,300.00
Total outstanding options	45	45
Expiration date	May 26, 2026	May 26, 2026
September 2016 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise price	$ 12,300.00	$ 12,300.00
Total outstanding options	21	21
Expiration date	May 31, 2026	May 31, 2026
January 2017 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise price	$ 12,300.00	$ 12,300.00
Total outstanding options	10	10
Expiration date	Jan. 01, 2027	Jan. 01, 2027
January 2018 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise price	$ 11,820.00	$ 11,820.00
Total outstanding options	8	8
Expiration date	Jan. 01, 2028	Jan. 01, 2028
January 2019 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise price	$ 564.00	$ 564.00
Total outstanding options	92	92
Expiration date	Jan. 01, 2029	Jan. 01, 2029
October 2021 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise price	$ 1,260.00	$ 1,260.00
Total outstanding options	207	207
Expiration date	Oct. 26, 2031	Oct. 26, 2031
January 2022 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise price	$ 844.80	$ 844.80
Total outstanding options	111	111
Expiration date	Jan. 01, 2032	Jan. 01, 2032
January 2022-1 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise price	$ 892.80	$ 892.80
Total outstanding options	209	209
Expiration date	Jan. 01, 2024	Jan. 01, 2024
January 2022-2 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise price	$ 892.80	$ 892.80
Total outstanding options	105	105
Expiration date	Jan. 03, 2024	Jan. 03, 2024
August 2022 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise price	$ 387.26	$ 387.26
Total outstanding options	462	462
Expiration date	Aug. 23, 2032	Aug. 23, 2032
January 2023 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise price	$ 57.60
Total outstanding options	237
Expiration date	Jan. 25, 2025
September 2023 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise price	$ 5.12
Total outstanding options	32,163
Expiration date	Sep. 12, 2033